OTHER (GAINS) AND LOSSES - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Impairment of technology and other non-financial assets (Note 5)	$ 35.7	$ 0.0	$ 35.7
Impairment of intangible assets	31.4
Impairment of property, plant and equipment	$ 4.3